Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 4,991,624	$ 5,949,834
Cost of revenues	3,223,035	4,090,080
Gross profit	1,768,589	1,859,754
Operating expenses:
Selling and marketing	224,677	177,752
General and administrative	1,617,970	1,734,624
Stock-based compensation	25,000	20,000
Total operating expenses	1,867,647	1,932,376
Operating Income	(99,058)	(72,622)
Other income (expenses):
Other income	240,602	153,238
Other expense	(274,585)	(92,073)
Share of loss of investment in joint venture	(2,030)	(6,690)
Interest on lease liability	(19,568)	0
Total other income (expenses), net	(55,581)	54,475
Income before income taxes	(154,639)	(18,147)
Income tax expense	18,669	10,712
Net loss	$ (173,308)	$ (28,859)
Weighted average number of shares, basic and diluted	3,375,918	3,312,029
Loss per share, basic and diluted	$ (0.05)	$ (0.01)
Other comprehensive income (loss):
Foreign currency translation adjustment	$ 96,591	$ (19,805)
Comprehensive loss	$ (76,717)	$ (48,664)